Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of July 2014
Collection Period Start	1-Jul-14	Distribution Date	15-Aug-14
Collection Period End	31-Jul-14	30/360 Days	30
Beg. of Interest Period	15-Jul-14	Actual/360 Days	31
End of Interest Period	15-Aug-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	809,173,074.99	788,344,837.29	0.8179041
Total Securities		963,859,720.12	809,173,074.99	788,344,837.29	0.8179041
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	129,380,464.88	121,391,551.79	0.8670825
Class A-2b Notes	0.422000%	225,000,000.00	207,932,889.99	195,093,565.38	0.8670825
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	7,988,913.09	61,455.72	57.0636649	0.4389694
Class A-2b Notes	12,839,324.61	75,560.50	57.0636649	0.3358244
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	20,828,237.70	345,807.89

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				11,187,918.88
Monthly Interest				3,504,626.38
Total Monthly Payments				14,692,545.26

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				415,997.22
Aggregate Sales Proceeds Advance				1,685,954.30
Total Advances				2,101,951.52

Vehicle Disposition Proceeds:
Reallocation Payments				2,384,025.08
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,861,053.97
Excess Wear and Tear and Excess Mileage				20,097.24
Remaining Payoffs				0.00
Net Insurance Proceeds				435,046.48
Residual Value Surplus				26,802.55
Total Collections				28,521,522.10

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,105,772.08			136
Involuntary Repossession	90,264.00			6
Voluntary Repossession	166,407.00			10
Full Termination	-			-
Bankruptcy	21,582.00			1
Insurance Payoff		429,907.48		24
Customer Payoff			60,990.74	3
Grounding Dealer Payoff			6,068,475.59	283
Dealer Purchase			2,363,148.58	103
Total	2,384,025.08	429,907.48	8,492,614.91	566

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of July 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	40,456	915,822,485.47	7.00000%	809,173,074.99
Total Depreciation Received		(12,357,247.45)		(9,876,083.37)
Principal Amount of Gross Losses	(51)	(1,063,649.41)		(936,900.82)
Repurchase / Reallocation	0	-		-
Early Terminations	(104)	(2,109,074.90)		(1,852,554.83)
Scheduled Terminations	(427)	(9,104,217.04)		(8,162,698.68)
Pool Balance - End of Period	39,874	891,188,296.67		788,344,837.29

Remaining Pool Balance
Lease Payment				215,011,513.09
Residual Value				573,333,324.20
Total				788,344,837.29

III. DISTRIBUTIONS

Total Collections					28,521,522.10
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					28,521,522.10

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					525,659.08
3. Reimbursement of Sales Proceeds Advance					1,489,068.55
4. Servicing Fee:
Servicing Fee Due					674,310.90
Servicing Fee Paid					674,310.90
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,689,038.53

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					61,455.72

Class A-2 Notes Monthly Interest Paid					61,455.72
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					75,560.50

Class A-2 Notes Monthly Interest Paid					75,560.50
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of July 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	345,807.89
Total Note and Certificate Monthly Interest Paid	345,807.89
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	25,486,675.68

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	20,828,237.70

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	20,828,237.70
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,658,437.98

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of July 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,658,437.98
Gross Reserve Account Balance		19,116,333.78
Remaining Available Collections Released to Seller		4,658,437.98
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		15.49
Monthly Prepayment Speed		87%
Lifetime Prepayment Speed		69%

	$	units
Recoveries of Defaulted and Casualty Receivables	781,504.08
Securitization Value of Defaulted Receivables and Casualty Receivables	936,900.82	51
Aggregate Defaulted and Casualty Gain (Loss)	(155,396.74)
Pool Balance at Beginning of Collection Period	809,173,074.99
Net Loss Ratio	-0.0192%

Cumulative Net Losses for all Periods	0.0937%	903,486.59

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,399,974.10	233
61-90 Days Delinquent	1,139,719.43	57
91-120+ Days Delinquent	292,670.34	14
Total Delinquent Receivables:	5,832,363.87	304
60+ Days Delinquencies as Percentage of Receivables	0.18%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	2,105,772.08	136
Securitization Value	2,386,734.76
Aggregate Residual Gain (Loss)	(280,962.68)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	12,620,315.49	768
Cumulative Securitization Value	14,162,573.09
Cumulative Residual Gain (Loss)	(1,542,257.60)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		2,256,417.58
Reimbursement of Outstanding Advance		1,489,068.55
Additional Advances for current period		1,685,954.30
Ending Balance of Residual Advance		2,453,303.33

Beginning Balance of Payment Advance		1,371,021.94
Reimbursement of Outstanding Payment Advance		525,659.08
Additional Payment Advances for current period		415,997.22
Ending Balance of Payment Advance		1,261,360.08

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of July 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No